ATM OFFERING (Details) - ATM Offering - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
ATM OFFERING
Aggregate ordinary shares reserved for issuance			41,250,000
Shares issued (in shares)		3,130,862
American depositary shares
ATM OFFERING
Aggregate offering price			$ 100
Aggregate ordinary shares reserved for issuance			33,000,000
Shares issued (in shares)	0	2,504,692